CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (136,721)	$ (76,412)	$ (13,671)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depletion, depreciation, amortization and accretion	(135,896)	(49,090)	(10,346)
Share-based compensation	15,696	25,057	6,380
Impairment of oil and gas properties	4,096	21,782	306
Exploration and abandonments	116,686	1,118	0
Gain on sale of assets	(3,074)	(186)	(6,731)
Unrealized (gain) loss on derivative contracts	(10,945)	4,210	3,063
Unrealized loss on investments	2,200	0	0
Amortization and write off of deferred financing cost and discount on Senior Notes included in interest expense	7,399	3,636	1,201
Deferred tax benefit	(21,595)	(696)	0
Changes in operating assets and liabilities:
Accounts receivable, net	(73,549)	(25,075)	(2,949)
Inventory	(6,198)	(3,889)	0
Prepaid expenses and other current assets	(538)	(124)	134
Accounts payable	16,390	25,883	8,866
Revenue payable	8,776	6,979	359
Accrued liabilities	3,492	2,465	(8,472)
Net cash provided by (used in) operating activities	58,011	33,838	(1,168)
Cash flows from investing activities
Capital expenditures and advances	(568,610)	(291,942)	(80,078)
Cash paid in acquisitions, net of cash received of $34; $2,500; and $0, respectively	(444,844)	(78,524)	(59,500)
Proceeds from sale of assets	4,158	8,709	21,238
Change in deposits and other long-term assets	89	42	59
Net cash used in investing activities	(1,009,207)	(361,715)	(118,281)
Cash flows from financing activities
Proceeds from issuing Senior Notes	596,907	0	0
Proceeds from borrowings on debt	546,043	493,906	101,581
Proceeds from sale of Series A preferred units in Eureka Hunter Holdings	149,655	0	0
Net proceeds from sale of common stock	148,241	13,892	38,678
Net proceeds from sale of preferred shares	144,635	94,764	63,444
Proceeds from exercise of warrants and options	2,331	7,618	16,232
Change in other long-term liabilities	186	69	0
Options surrendered for cash	0	0	(116)
Cash paid upon conversion of Series B Preferred Stock	0	0	(11,250)
Purchase of treasury shares	(1,750)	0	(604)
Payment of deferred financing costs	(20,313)	(11,577)	(2,866)
Preferred stock dividends paid	(26,839)	(14,007)	(2,492)
Principal repayments of debt	(542,654)	(242,472)	(84,886)
Net cash provided by financing activities	996,442	342,193	117,721
Effect of foreign exchange rate changes on cash	(2,474)	(19)	0
Net change in cash and cash equivalents	42,772	14,297	(1,728)
Cash and cash equivalents, beginning of year	14,851	554	2,282
Cash and cash equivalents, end of year	57,623	14,851	554
Cash paid for interest	40,069	7,952	2,749
Non-cash transactions
Common stock issued for acquisitions	1,902	345,537	17,093
Non-cash additions to asset retirement obligation	8,492	12,628	2,324
Non-cash consideration received from sale of assets	7,120	0	0
Preferred stock issued for acquisitions	64,968	0	14,982
Debt assumed in acquisitions	0	71,895	3,412
Common stock issued for payment of services	0	779	165
Common stock issued in conversion of Series C Convertible Preferred Stock	0	0	3,732
Change in accrued capital expenditures	34,621	81,136	23,218
Common stock issued for 401(k) matching contribution	874	0	0
Eureka Hunter Holdings Series A preferred dividends paid in kind	1,658	0	0
Eureka Hunter Holdings Series A common units issued for an acquisition	12,453	0	0
Exchangeable common stock issued for acquisition of NuLoch Resources	0	31,642	0
Warrants issued for payment of common stock dividends	0	6,695	0
Warrants issued for payment of dividends on MHR Exchangeco Corporation exchangeable shares	$ 0	$ 197	$ 0